Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts					$ 18,634	$ 0
Licensing fees			$ 117,291	$ 256,589	263,273	76,455
Research and development expense	$ 898,724	$ 1,570,540	2,771,100	4,186,842	$ 7,268,084	$ 5,042,617
Stock options issued (in Shares)					1,127	1,127
Restricted stock units (in Shares)					187	390
Dilutive earning shares (in Shares)					127,281
Warrants issued (in Shares)						15,035
Recognized an implied dividend					$ 37,667	$ 102,267
Allowance for doubtful accounts	$ 0		0		$ 18,634
Research and development costs			$ 2,771,100	$ 4,186,842
Stock Options [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Anti dilutive securities excluded from calclulations of earnings per share (in Shares)			1,127	1,127
Unvested Restricted Stock Units [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Anti dilutive securities excluded from calclulations of earnings per share (in Shares)			0	264
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Anti dilutive securities excluded from calclulations of earnings per share (in Shares)			2,132,882	127,281